1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

November 8, 2019
VIA EDGAR U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549-4720
Re: PIMCO Funds (the “Trust” or “Registrant”) (File No. 811-05028)
Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 452 to the Registration Statement of the Trust on Form N-1A, which is being filed to make changes to the Trust’s Amendment No. 448 under the Investment Company Act of 1940, as amended (the “1940 Act”), as filed on July 29, 2019, as amended, as pertaining to the PIMCO High Yield and Short-Term Investments Portfolio, a series of the Trust’s Private Account Portfolio Series. This filing amends, and is not intended to otherwise supersede or affect, the Offering Memoranda and Offering Memorandum Supplements of the Trust’s Private Account Portfolio Series, as filed on July 29, 2019, as amended, as they relate to other series of the Trust’s Private Account Portfolio Series, which are incorporated herein by reference.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel Adam T. Teufel Attachments